Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables and Accrued Liabilities

15	Payables and accrued liabilities

	December 31,
	2019	2018
	$	$
Trade accounts payable	1,087	1,282
Accrued research and development costs	—	26
Salaries, employment taxes and benefits	64	183
Financing of insurance premiums	4	738
PIP study payables	118	—
Accrued severance	427	148
Other accrued liabilities	448	414
	2,148	2,791